ACCRUED WARRANTY COSTS (Tables)	12 Months Ended
Dec. 31, 2011
ACCRUED WARRANTY COSTS
Summary of movement of the Company's accrued warranty costs

	For the year ended December 31,
	2009	2010	2011
	$	$	$
Beginning balance	12,473,142	21,023,381	38,710,874
Warranty provision	8,550,239	17,895,942	21,939,223
Warranty costs incurred	—	(208,449)	(1,839,911)
Ending balance	21,023,381	38,710,874	58,810,186